Fixed Income Series	07/01/2016 to 06/30/2017

ICA File Number: 811-07153
Registrant Name: T. Rowe Price Fixed Income Series, Inc.
Reporting Period: 07/01/2016 - 06/30/2017

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07153

T. Rowe Price Fixed Income Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2016 to 06/30/2017

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Fixed Income Series, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2017

The fund listed below did not vote proxies relating to portfolio securities during the period covered by this report.

Government Money Portfolio

_______________________________________________________________________________

Limited-Term Bond Portfolio

________________________________________________________________________________
SLMA 2008-9A
Ticker     Security ID:             Meeting Date          Meeting Status
N/A       CUSIP 78445JAA5           09/07/2016            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent to the proposed      N/A       N/A        For        N/A
            amendment to the
            supplemental indenture

________________________________________________________________________________
SLMA 2008-4 A4 (20080417 20220725) Mortgage Backed
Ticker     Security ID:             Meeting Date          Meeting Status
N/A       CUSIP 78445AAD8           09/16/2016            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Holders consent to  N/A       N/A        For        N/A
            the supplemental
            indenture.

________________________________________________________________________________
SLMA 2008-9 A (20080828 20230425) Mortgage Backed
Ticker     Security ID:             Meeting Date          Meeting Status
N/A       CUSIP 78445JAA5           01/23/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent to the  N/A       N/A        For        N/A
            supplemental
            indenture.

________________________________________________________________________________
SLMA 2008-5 A4 (20080430 20230725) Mortgage Backed
Ticker     Security ID:             Meeting Date          Meeting Status
N/A       CUSIP 78444YAD7           01/23/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          The holder consents to N/A       N/A        For        N/A
            the proposed
            amendments

________________________________________________________________________________
ASB SLMA 2008-9 A 2.53789% 04252023
Ticker     Security ID:             Meeting Date          Meeting Status
N/A       CUSIP 78445JAA5           05/12/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent to the  N/A       N/A        For        N/A
            proposed amendments.

________________________________________________________________________________
ASB SLMA 2008-5 A4 D04302008 2.73789% 07252023
Ticker     Security ID:             Meeting Date          Meeting Status
N/A       CUSIP 78444YAD7           05/26/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent to the  N/A       N/A        For        N/A
            amendment of the
            indenture